As filed with the Securities and Exchange Commission on August 30, 2002


                                                     Registration No. 33-91938
                                                       File No. 811-9044
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               -----------------------
                       POST-EFFECTIVE AMENDMENT NO. 11 TO
                                    FORM S-6



               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                            -----------------------

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                             (Exact name of trust)

                         NATIONAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                             One National Life Drive
                           Montpelier, Vermont  05604
         (Complete address of depositor's principal executive offices)

                            -----------------------


                                D. Russell Morgan
                            Assistant General Counsel
                         National Life Insurance Company
                             One National Life Drive
                           Montpelier, Vermont  05604
                (Name and complete address of agent for service)


                            -----------------------

                                    Copy to:
                             Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404


                            -----------------------

          It is proposed that this filing will become effective:
             immediately upon filing pursuant to paragraph (b) of Rule 485
-----------


             60 days after filing pursuant to paragraph (a) of Rule 485
-----------

     X       on August 30, 2002 pursuant to paragraph (b) of Rule 485
-----------


                            -----------------------


Title of securities being registered: variable life insurance policies issued by a separate account.


================================================================================

Registrant hereby incorporates by reference into this Post-Effective Amendment No. 11 the Prospectus from the National Life Insurance Company variable life insurance contract filed in Post-Effective Amendment No. 9 to this Registration Statement for National Variable Life Insurance Account, File No. 33-91938 (May 1, 2002).

                                    Varitrak

           Flexible Premium Adjustable Benefit Variable Life Insurance

                                    issued by

                         National Life Insurance Company

                        Supplement dated August 30, 2002

                                       to

                          Prospectus dated May 1, 2002


           On August 30, 2002, we began to offer to purchasers of new Policies a new No Lapse Guarantee Rider, which is described in this Supplement.

                            NO-LAPSE GUARANTEE RIDER

           If you elect the No-Lapse Guarantee Rider, we will guarantee that the Policy will not lapse as long as you meet the conditions of the rider. The no-lapse guarantee ensures that the Death Benefit will be payable as long as the rider is in force. An example of how the rider works is included on page 3 of this Supplement.

           COST AND AVAILABILITY. The cost of the No-Lapse Guarantee Rider is $0.05 per thousand of Face Amount per month. This rider is available only at issue, for issue ages 0-85. This rider is not available with the Guaranteed Death Benefit Rider, and is currently not available with the Additional Protection Benefit Rider. Once elected, the rider may be cancelled at any time by sending written instructions to cancel the rider to National Life's Home Office.

           CONDITION TO KEEPING THE RIDER IN FORCE. There is only one condition of the No-Lapse Guarantee Rider that you must meet in order to have the guarantee continue to apply: you must make at least a specified level of Premium Payments that are allocated to the Policy's General Account.

           When you elect the No-Lapse Guarantee Rider, we will tell you the required level of Premium Payments that must be allocated to the General Account. We call this amount the Cumulative Monthly Guarantee Premium. We will check your Policy for this amount on the date we issue your Policy and on each Monthly Policy Date. If there have been sufficient Premium Payments allocated to the General Account, you then may allocate excess Premium Payments to the Separate Account.


           MECHANICS OF THE RIDER. As described in your rider, the Cumulative Monthly Guarantee Premium is the accumulation to and including the current Monthly Policy Date, at an annual effective rate of 6%, of the Monthly Guarantee Premium in effect on each Monthly Policy Date since the date of issue. We will tell you what your initial Monthly Guarantee Premium is when we issue the rider. When we check your Policy for the Cumulative Monthly Guarantee Premium, we will compare your Cumulative Monthly Guarantee Premium to your Cumulative General Account Premium. Your Cumulative General Account Premium is the amount you allocate to the General Account with an adjustment for taxes (we provide more information about how we calculate the Cumulative General Account Premium below). To keep your rider in force, on each Monthly Policy Date, your Cumulative General Account Premium must at least equal the Cumulative Monthly Guarantee Premium.

           CALCULATION OF CUMULATIVE GENERAL ACCOUNT PREMIUM.
The Cumulative General Account Premium is calculated as follows:

                     (a) the Cumulative General Account Premium on the preceding Monthly Policy Date, accumulated with interest for purposes of this calculation at an effective annual rate of 6%; PLUS

                     (b) the Net Premium Payments allocated to the General Account after the preceding Monthly Policy Date, to and including the current Monthly Policy Date, divided by 0.9675, and accumulated with interest for purposes of this calculation at an effective annual rate of 6% from the preceding Monthly Policy Date (except that no such accumulation shall apply to Net Premium Payments allocated on the current Monthly Policy Date); PLUS

                     (c) the Accumulated Value of your Policy transferred into the non-loaned portion of the General Account after the preceding Monthly Policy Date, to and including the current Monthly Policy Date, divided by 0.9675 and accumulated with interest for purposes of this calculation at an effective annual rate of 6% from the preceding Monthly Policy Date(except that no such accumulation shall apply to such transfers effected on the current Monthly Policy Date); MINUS

                     (d) the Accumulated Value of your Policy transferred or withdrawn from the non-loaned portion of the General Account after the preceding Monthly Policy Date, to and including the current Monthly Policy Date, divided by
                     0.9675 and accumulated with interest for purposes of this calculation at an effective annual rate of 6% from the preceding Monthly Policy Date (except that no such accumulation shall apply to such transfers or withdrawals occurring on the current Monthly Policy Date).


           The reason for dividing the amounts in (b), (c) and (d) by 0.9765, which is equal to one minus the Premium Tax Charge (i.e., 1 - .0325 = .9675), is to put these amounts on a basis comparable to the Monthly Guarantee Premium, which is before premium taxes.

           AUTOMATIC TRANSFER INTO GENERAL ACCOUNT - LAPSE OF RIDER. If on any Monthly Policy Date while the rider is in force, your Cumulative General Account Premium is less than the required Cumulative Monthly Guarantee Premium, we will transfer value from the Subaccounts on a pro rata basis to the General Account to satisfy the test. If the value in the Subaccounts is not enough to satisfy the test, we will transfer all of the value in the Subaccounts to the General Account and we will send you a notice that the conditions of the rider have not been met. You will have 61 days from the date we mail the notice to pay a premium sufficient to keep the rider in force. The required premium will be the amount needed to satisfy the conditions of the rider on the Monthly Policy Date two months following the Monthly Policy Date that the test was failed. The rider will be cancelled if a sufficient premium is not paid during the 61-day period. If cancelled, the rider cannot be reinstated.

           MONTHLY DEDUCTIONS. While the No-Lapse Guarantee Rider is in force, all Monthly Deductions will be deducted from the General Account. If, while the rider is in force, the Accumulated Value in the General Account is not enough to deduct the Monthly Deduction, Monthly Deductions will be made until the Accumulated Value in the General Account is exhausted. Thereafter, Monthly Deductions will be deferred, and collected at such time as the General Account has positive Accumulated Value.

           EFFECT OF INCREASES OR DECREASES. If you increase the Face Amount of a Policy with the No-Lapse Guarantee Rider, the rider's guarantee will extend to the increase. This will result in an increase in the Monthly Guarantee Premium. If you decrease the Face Amount, the rider's guarantee will apply to the reduced amount and the Monthly Guarantee Premium will be correspondingly reduced.

           WAIVERS OF MONTHLY DEDUCTIONS. If your Monthly Deductions are being waived under the operation of the Waiver of Monthly Deductions Rider or the Accelerated Care Rider, then the Monthly Guarantee Premium required on each Monthly Policy Date while Monthly Deductions are being waived will be zero.

           WAIVER OF 5% ALLOCATION REQUIREMENT. If you elect the No-Lapse Guarantee Rider, we will waive the requirement stated on page 27 of the Prospectus that allocations to Subaccounts of the Separate Account must be at least 5%. However, such allocations must still be whole number percentages.

           EFFECT OF WITHDRAWALS. If you wish to keep this rider in force, you must limit withdrawals and loans to the amounts in the Subaccounts and amounts in the General Account not needed to satisfy the conditions of the rider. If you take a withdrawal or loan from the General Account which reduces the Cumulative General Account Premium below the Cumulative Monthly Guarantee Premium, the rider will enter the 61-day lapse pending notification period and will be cancelled if you do not pay a sufficient premium.

           EFFECT OF TRANSFERS OUT OF GENERAL ACCOUNT. Transfers out of the General Account may also put the status of the rider in jeopardy. If you transfer an amount from the General Account which reduces the Cumulative General Account Premium below the Cumulative Monthly Guarantee Premium, under the operation of the rider, we will transfer an amount back to the General Account on the next Monthly Policy Date to cause the Cumulative General Account Premium to equal the Cumulative Monthly Guarantee Premium. There can be no assurance that an adequate amount will be available in the Subaccounts for transfer to the General Account on the next Monthly Policy Date because the performance of the Subaccounts is not guaranteed; if it is not, the rider will enter the 61-day lapse pending notification period and will be cancelled if you do not pay a sufficient premium. We will waive the limitation of one transfer per Policy Year from the General Account (described in Transfers from General Account on Page
42) with respect to transfers from the General Account of amounts not needed to satisfy the conditions of the rider.

           OPERATION AT AGE 99. The presence of this rider changes the normal operation of the Policy at age 99 (as described in Other Policy Provisions - Indefinite Policy Duration, Page 42). First, the Face Amount will not be decreased to the Accumulated Value at age 99. Second, all Monthly Deductions on the Policy will stop at age 99. All other aspects of the Policy operation at age 99 will be unchanged. The treatment of a Policy's Accumulated Value after age 100 is unclear, and you may wish to discuss this treatment with a tax advisor.

            EXAMPLE. Here is an example of the operation of the Rider. A 45 year old male in the preferred underwriting category purchases a VariTrak policy with a $250,000 Face Amount, with the No Lapse Guarantee Rider. The Monthly Guarantee Premium, which is stated in the Rider, is $134.78. The Policyowner must pay an Initial Premium at least equal to $269.56 (two times the Monthly Guarantee Premium). In this example we assume that he pays the minimum Initial Premium. He then plans to begin making automatic monthly premium payments of $201.16 on the Monthly Policy Dates starting with the Monthly Policy Date which is two months after the Date of Issue. If he makes Premium Payments at the times planned and at least equal to the planned levels, allocates 67% of each such payment ($134.78) to the General Account, and the remaining 33%, or $66.38, to the Separate Account, and makes no loans, transfers or withdrawals out of the General Account, he can be assured that the Policy will not lapse, regardless of the investment performance of the Separate Account, the level of interest credited to the General Account, and the amounts of the Monthly Deductions. During this time, all of the Monthly Deductions for the Policy will be taken from the General Account and not from the Separate Account. These Monthly Deductions will include a rider charge of $12.50 per month ($250,000 Face Amount times $0.05 per thousand per month).

           Now assume that after making the Initial Payment of $259.56 and the planned Premium Payments of $201.16 for six months, the Policyowner skips a payment. Since in this case the Policyholder's Cumulative General Account Premium has just been matching the Cumulative Monthly Guarantee Premium while the payments were being made, the skipped payment will result in the Policyholder's Cumulative General Account Premium being less than the Cumulative Monthly Guarantee Premium. As a result, on the Monthly Policy Date corresponding to the skipped payment, we will seek to automatically transfer Accumulated Value from the Separate Account to the General Account in an amount sufficient to make up the shortfall in Cumulative General Account Premium that resulted from the skipped payment. In this situation the shortfall would be $134.78; since we divide the amounts transferred by .9675, the amount we would automatically transfer from the Separate Account to the General Account to make up this shortfall would be $130.40. If the investment return on the six payments of $66.38 into the Separate Account has been zero after netting out the Mortality and Expense Risk Charge, the fund expenses and the Premium Taxes on that portion of the Premium Payments, the Accumulated Value in the Separate Account will now be $398.28 (6 x $66.38). Under these facts, we will be able to effect the automatic transfer into the General Account, leaving $267.88 in Accumulated Value in the Separate Account.

           If there had not been sufficient Accumulated Value in the Separate Account to fully make up the shortfall, the No Lapse Guarantee Rider will be cancelled if a sufficient premium as described above under "Automatic Transfer into General Account - Lapse of Rider" is not paid within 61 days after we notify the Policyowner that such a payment is necessary to prevent cancellation of the rider.

           The same procedure, involving the automatic transfer of Accumulated Value from the Separate Account to the General Account, and the lapse pending process for the rider in the event the Accumulated Value in the Separate Account is not sufficient, would also be followed in the event the Policyowner makes a transfer out of the General Account, or makes a Withdrawal or takes a loan which requires some Accumulated Value to be taken out of the General Account.

           COMPARISON TO GUARANTEED DEATH BENEFIT RIDER. This No Lapse Guarantee Rider is not available simultaneously with the Guaranteed Death Benefit Rider. The No-Lapse Guarantee Rider is similar to the Guaranteed Death Benefit Rider in that they both offer protection from Policy lapse during a specified guarantee period and require you to pay specified premiums to keep the rider in force. The riders are different in a few key areas as follows:

o The No-Lapse Guarantee Rider requires that you maintain a minimum amount in the General Account to satisfy the conditions of the rider, after which you may allocate money to the Subaccounts. The Guaranteed Death Benefit Rider does not place any restrictions on where money is allocated.
o The No-Lapse Guarantee Rider provides a guarantee period for your whole life. The Guaranteed Death Benefit Rider guarantee period is to age 70 or 20 years from the Date of Issue if longer.
o The No-Lapse Guarantee Rider requires that all monthly deductions be directed to the General Account. The Guaranteed Death Benefit rider allows you to choose whether the Monthly Deductions will be deducted pro rata from all accounts or deducted from the Money Market Subaccount.
o The cost of the No-Lapse Guarantee Rider is $0.05 per thousand of Face Amount per month, while the cost of the Guaranteed Death Benefit Rider is $0.01 per thousand of Face Amount per month.

           OTHER POSSIBLE PRODUCTS. Features similar to the No-Lapse Guarantee Rider are available in other products that do not offer Subaccount options, including National Life's NaviTrak policy. If you do not plan on funding the contract above the amount required to be allocated to the General Account, thereby making use of the Subaccounts offered in VariTrak, then NaviTrak or another non-variable universal life policy may be more cost effective for you.

                         REDUCED COST OF INSURANCE RATES

           National Life began to apply a new set of current cost of insurance rates and minimum monthly premiums for VariTrak policies issued on or after July 22, 2002. The new rates and minimum monthly premiums are lower in most cases than those used prior to that date, and will not be higher in any cases. The new cost of insurance rates and minimum monthly premiums reflect savings to National Life realized through new reinsurance arrangements applicable to the Policies to which they apply. Current cost of insurance rates and minimum monthly premiums for Policies issued before July 22, 2002 will not change, and guaranteed cost of insurance rates will also not change, regardless of whether the Policy was issued before or after July 22, 2002.


           Please keep this Supplement with your Prospectus for future reference.

                        NATIONAL LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                                  (UNAUDITED)

                                   * * * * *

                              FINANCIAL STATEMENTS

                                   * * * * *

                                 JUNE 30, 2002



NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS  (UNAUDITED)
AS OF:
---------------------------------------------------------------------------------------


                                                      JUNE 30,        DECEMBER 31,
(IN THOUSANDS)                                          2002             2001
---------------------------------------------------------------------------------------
ASSETS:
Cash and cash equivalents                            $  121,535       $  199,266
Available-for-sale debt securities                    5,871,921        5,568,734
Available-for-sale equity securities                    191,345          177,496
Trading equity securities                                21,724           23,083
Mortgage loans                                        1,246,226        1,239,861
Policy loans                                            744,725          752,142
Real estate investments                                  36,796           36,191
Other invested assets                                   124,393          171,864
---------------------------------------------------------------------------------------
Total cash and invested assets                        8,358,665        8,168,637

Deferred policy acquisition costs                       559,079          541,594
Accrued investment income                               122,829          121,063
Premiums and fees receivable                             11,436           24,085
Deferred income taxes                                    49,983           42,482
Amounts recoverable from reinsurers                     352,437          362,305
Present value of future profits of insurance acquired    79,636           87,579
Property and equipment, net                              49,837           51,684
Other assets                                            150,550          137,899
Separate account assets                                 515,101          523,329
---------------------------------------------------------------------------------------
Total assets                                         $10,249,553      $10,060,657
=======================================================================================

LIABILITIES:
Policy benefit liabilities                           $4,278,696       $4,255,082
Policyholders' accounts                               3,947,158        3,752,855
Policyholders' deposits                                  55,970           48,640
Policy claims payable                                    42,103           49,304
Policyholders' dividends                                 61,239           66,538
Amounts payable to reinsurers                            19,627           19,573
Collateral held on loaned securities                     10,416           23,551
Federal income tax payable                                2,241            5,860
Other liabilities and accrued expenses                  257,710          280,762
Debt                                                     69,703           72,101
Separate account liabilities                            515,101          523,329
---------------------------------------------------------------------------------------
Total liabilities                                     9,259,964        9,097,595
---------------------------------------------------------------------------------------

MINORITY INTERESTS                                        5,212           12,137

STOCKHOLDER'S EQUITY:
Common stock (authorized 2.5 million
 shares at $1 par value, 2.5 million
 shares issued and outstanding)                           2,500            2,500
Additional paid in capital                                5,000            5,000
Retained earnings                                       952,617          933,728
Accumulated other comprehensive income                   24,260            9,697
---------------------------------------------------------------------------------------
Total stockholder's equity                              984,377          950,925
---------------------------------------------------------------------------------------

Total liabilities, minority interests
and stockholder's equity                             $10,249,553      $10,060,657
=======================================================================================



NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30,
---------------------------------------------------------------------------------------
(IN THOUSANDS)                                           2002              2001
---------------------------------------------------------------------------------------
REVENUES:
Insurance premiums                                   $  169,387       $  165,498
Policy and contract charges                              42,007           37,017
Net investment income                                   279,870          257,573
Net investment (loss) gain                               (4,537)           7,534
Mutual fund commission and fee income                    29,267           29,557
Other income                                              7,772            7,568
---------------------------------------------------------------------------------------
Total revenues                                          523,766          504,747
---------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Increase in policy liabilities                           28,009           34,174
Policy benefits                                         182,993          169,527
Policyholders' dividends                                 58,557           56,578
Interest credited to policyholders' accounts             82,273           72,569
Operating expenses                                       85,188           81,879
Policy acquisition expenses, net                         60,559           50,123
---------------------------------------------------------------------------------------
Total benefits and expenses                             497,579          464,850
---------------------------------------------------------------------------------------
Income before income taxes, minority interests,
  and cumulative effects                                 26,187           39,897

Income tax expense                                        5,725           12,562
---------------------------------------------------------------------------------------
Income before minority interests and cumulative effects  20,462           27,335

Minority interests                                        1,573            2,826
---------------------------------------------------------------------------------------
INCOME BEFORE CUMULATIVE EFFECTS                         18,889           24,509

Cumulative effect of adoption of Financial
  Accounting Standard #133
 ACCOUNTING FOR DERIVIATIVE INSTRUMENTS
 AND HEDGING ACTIVITIES                                    --                 81

Cumulative effect of adoption of Emerging
 Issues Task Force #99-20
 RECOGNITION OF INTEREST INCOME AND
 IMPAIRMENT ON PURCHASED AND RETAINED
 BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS      --             (2,133)
---------------------------------------------------------------------------------------
NET INCOME                                           $   18,889       $   22,457
=======================================================================================




NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30,
---------------------------------------------------------------------------------------
(IN THOUSANDS)                                           2002              2001
---------------------------------------------------------------------------------------
Net income                                           $   18,889       $   22,457

OTHER COMPREHENSIVE INCOME:
Unrealized gains on available-for-sale
 securities, net                                         14,563           16,025
---------------------------------------------------------------------------------------
Total comprehensive income                           $   33,452       $   38,482
=======================================================================================



NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30,
---------------------------------------------------------------------------------------
(IN THOUSANDS)                                         2002               2001
---------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                           $   18,889       $   22,457

Adjustments to reconcile net income to net cash
provided by operating activities:
Change in:
Accrued investment income                                (1,766)          (2,816)
Policy acquisition costs                                (12,927)         (17,966)
Policy liabilities                                       44,121            4,664
Other liabilities                                       (20,582)          (5,129)
Provision for deferred income taxes                      (2,654)           4,781
Net investment losses (gains)                             4,537           (7,534)
Depreciation                                              1,049            1,571
Other                                                      (397)           1,888
---------------------------------------------------------------------------------------
Net cash provided by operating activities                30,270            1,916
---------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales, maturities and
  repayments of investments                           1,011,406        1,205,692
Cost of investments acquired                         (1,328,175)      (1,422,916)
Other                                                     4,975            5,235
---------------------------------------------------------------------------------------
Net cash used by investing activities                  (311,794)        (211,989)
---------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' deposits, including interest credited    336,099          293,627
Policyholders' withdrawals, including policy charges   (141,796)        (203,220)
Net decrease in securities lending act                  (13,135)          (6,643)
Other                                                    22,625           25,470
---------------------------------------------------------------------------------------
Net cash provided by financing activities               203,793          109,234
---------------------------------------------------------------------------------------
NET DECREASE IN CASH AND CASH EQUIVALENTS               (77,731)        (100,839)

CASH AND CASH EQUIVALENTS:
Beginning of year                                       199,266          258,807
---------------------------------------------------------------------------------------
End of year                                          $  121,535       $  157,968
=======================================================================================

                    NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
                               (VARITRAK SEGMENT)

                              FINANCIAL STATEMENTS

                                   (UNAUDITED)

                                    * * * * *


                                  JUNE 30, 2002



          NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)
                            STATEMENT OF NET ASSETS
                                   (UNAUDITED)

                                  JUNE 30, 2002


                                                                                                               POLICYHOLDER
ASSETS:                                                                                                       ACCOUNT VALUES
-------                                                                                                       --------------
Investments in shares of mutual fund portfolios at market value
(policyholder accumulation units and unit value):

Market Street Fund Managed (162,471.22 accumulation units at $13.33 unit value)                               $ 2,165,177
Market Street Fund Bond (206,473.76 accumulation units at $13.55 unit value)                                    2,796,727
Strong Opportunity Fund II (151,477.55 accumulation units at $11.86 unit value)                                 1,797,135
Strong Variable Insurance Funds Mid Cap Growth (448,398.43 accumulation units at $9.29 unit value)              4,165,545
The Dreyfus Socially Responsible Growth Fund (14,419.75 accumulation units at $6.33 unit value)                    91,338
American Century Variable Portfolios VP Value (246,967.96 accumulation units at $12.83 unit value)              3,169,727
American Century Variable Portfolios VP Income & Growth (223,679.28 accumulation units at $9.23 unit value)     2,065,280
Sentinel Variable Products Trust Money Market (633,052.26 accumulation units at $12.69 unit value)              8,032,187
Sentinel Variable Products Trust Common Stock (1,012,316.97 accumulation units at $14.86 unit value)           15,045,256
Sentinel Variable Products Trust Small Company (283,564.22 accumulation units at $23.36 unit value)             6,624,237
Sentinel Variable Products Trust Mid Cap Growth (375,407.83 accumulation units at $14.67 unit value)            5,508,806
Sentinel Variable Products Trust Growth Index (41,961.08 accumulation units at $6.68 unit value)                  280,431
Alger American Fund Growth (677,840.59 accumulation units at $15.55 unit value)                                10,541,389
Alger American Fund Small Capitalization (767,702.25 accumulation units at $7.77 unit value)                    5,966,035
Alger American Fund Leveraged All Cap (59,682.11 accumulation units at $6.65 unit value)                          396,765
VIPF Equity Income Portfolio (341,567.54 accumulation units at $33.28 unit value)                              11,366,637
VIPF Overseas Portfolio (419,791.85 accumulation units at $17.87 unit value)                                    7,502,936
VIPF Growth Portfolio (367,472.81 accumulation units at $33.33 unit value)                                     12,249,450
VIPF High Income Portfolio (150,251.37 accumulation units at $18.62 unit value)                                 2,797,676
VIPF Index 500 Portfolio (1,053,723.15 accumulation units at $24.19 unit value)                                25,486,639
VIPF Contrafund Portfolio (415,088.79 accumulation units at $15.46 unit value)                                  6,417,320
VIPF Investment Grade Bond Portfolio (207,628.54 accumulation units at $11.25 unit value)                       2,335,470
JP Morgan Series Trust II International Opportunities (125,288.03 accumulation units at $8.48 unit value)       1,062,450
JP Morgan Series Trust II Small Company (83,993.04 accumulation units at $10.61 unit value)                       891,530
Neuberger Berman Partners Portfolio (68,511.49 accumulation units at $9.38 unit value)                            642,319
INVESCO Variable Investment Funds Dynamics (76,960.22 accumulation units at $5.57 unit value)                     428,680
INVESCO Variable Investment Funds Technology (144,869.28 accumulation units at $3.55 unit value)                  513,650
INVESCO Variable Investment Funds Health Sciences (95,917.92 accumulation units at $7.77 unit value)              745,026
                                                                                                          ---------------

Total Net Assets                                                                                          $   141,085,818
                                                                                                          ===============





           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A Segment within a Separate Account of National Life Insurance Company)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002


                                                                              Strong Variable                 American Century
                                         Market Street Fund       Strong      Insurance Funds  Dreyfus        Variable Portfolios
                                         ------------------       ------      ---------------  -------        -------------------
                                                                 Opportunity    Mid Cap       Socially                 VP Income &
                                          Managed     Bond        Fund II       Growth        Responsible    VP Value    Growth
                                          -------     ----        -------       ------        -----------    --------    ------
Investment income:
Dividend income                         $  62,582    $ 108,292    $    --      $      --      $      7    $  23,079    $  23,541
Capital gain distributions                   --           --           --             --          --        149,329         --

Expenses:
Mortality and expense risk
and administrative charges                  9,874       11,451        8,424         21,585         421       13,054       10,080
                                        ---------    ---------    ---------    -----------    --------    ---------    ---------
Net investment income (loss)               52,708       96,841       (8,424)       (21,585)       (414)     159,354       13,461
                                        ---------    ---------    ---------    -----------    --------    ---------    ---------

Realized and unrealized
(loss) gain on investments:
Net realized (loss) gain from
    shares sold                           (58,991)      18,889     (143,548)    (1,038,590)     (3,504)      44,361     (122,485)

Net unrealized depreciation
on investments                           (172,232)     (63,060)    (172,947)      (286,313)    (14,186)    (347,192)    (135,901)
                                        ---------    ---------    ---------    -----------    --------    ---------    ---------
Net realized and unrealized
loss on investments                      (231,223)     (44,171)    (316,495)    (1,324,903)    (17,690)    (302,831)    (258,386)
                                        ---------    ---------    ---------    -----------    --------    ---------    ---------
(Decrease) increase in net assets
resulting from operations               $(178,515)   $  52,670    $(324,919)   $(1,346,488)   $(18,104)   $(143,477)   $(244,925)
                                        =========    =========    =========    ===========    ========    =========    =========



           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002



                                              SENTINEL VARIABLE PRODUCTS TRUST                              ALGER AMERICAN FUND
                                              --------------------------------                              -------------------
                                 MONEY       COMMON        SMALL       MID CAP     GROWTH                                 LEVERAGED
                                 MARKET      STOCK        COMPANY      GROWTH      INDEX        GROWTH      SMALL CAP       ALL CAP
                                 ------      -----        -------      ------      -----        ------      ---------       -------

INVESTMENT INCOME:
Dividend income                $ 53,984    $ -          $  -         $  -        $   -        $   4,198      $  -          $  29
Capital gain distributions       -           -             -            -            -                     -    -             -

EXPENSES:
Mortality and expense risk
and administrative charges       35,042     68,646        28,417       26,557       1,222        52,178        28,682        1,624
                               -------     ----------    --------     --------     -------      ----------    --------      -------

Net investment income (loss)     18,942    (68,646)      (28,417)     (26,557)     (1,222)      (47,980)      (28,682)      (1,595)
                               -------     ----------    --------     --------     -------      ----------    --------      -------


REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss) gain
   from shares sold              -         (103,457)     163,845      (434,467)    (2,706)      (1,799,706)   (706,774)     (9,901)

Net unrealized depreciation
on investments                   -         (1,261,487)   (318,425)    (309,676)    (52,756)     (557,701)     (272,919)     (74,527)
                               -------     ----------    --------     --------     -------      ----------    --------      -------

Net realized and unrealized
loss on investments              -         (1,364,944)   (154,580)    (744,143)    (55,462)     (2,357,407)   (979,693)     (84,428)
                               -------     ----------    --------     --------     -------      ----------    --------      -------

INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                $ 18,942  $ (1,433,590) $ (182,997) $  (770,700)  $ (56,684) $(2,405,387)   $(1,008,375)    (86,023)
                               ========  ============  ==========  ===========  ==========  ============== =============  =========




           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002



                                                                                    VIPF
                                      --------------------------------------------------------------------------------------------
                                      EQUITY                                       HIGH                                 INVESTMENT
                                      INCOME       OVERSEAS        GROWTH         INCOME     INDEX 500     CONTRAFUND   GRADE BOND
                                      ------       --------        ------         ------     ---------     ----------   ----------
INVESTMENT INCOME:
Dividend income                     $   187,745    $  53,427    $    30,653    $ 281,840    $   319,700    $  49,839    $ 87,625
Capital gain distributions              255,542         --             --           --             --           --          --

EXPENSES:
Mortality and expense risk
and administrative charges               52,612       32,900         61,838       12,307        120,588       28,268       9,790
                                    -----------    ---------    -----------    ---------    -----------    ---------    --------
Net investment income (loss)            390,675       20,527        (31,185)     269,533        199,112       21,571      77,835
                                    -----------    ---------    -----------    ---------    -----------    ---------    --------


REALIZED AND UNREALIZED (LOSS)
 GAIN ON INVESTMENTS:
Net realized (loss) gain
from shares sold                        206,492)    (534,397)      (979,128)    (284,488)    (1,066,595)    (273,379)     18,749

Net unrealized (depreciation)
appreciation on investments            (979,445)     290,998     (1,943,870)    (126,011)    (3,092,439)     169,777     (39,842)
                                    -----------    ---------    -----------    ---------    -----------    ---------    --------
Net realized and unrealized
loss on investments                  (1,185,937)    (243,399)    (2,922,998)    (410,499)    (4,159,034)    (103,602)    (21,093)
                                    -----------    ---------    -----------    ---------    -----------    ---------    --------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $  (795,262)   $(222,872)   $(2,954,183)   $(140,966)   $(3,959,922)   $ (82,031)   $ 56,742
                                    ===========    =========    ===========    =========    ===========    =========    ========



           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2002


                                                             NEUBERGER
                               JP MORGAN SERIES TRUST II     BERMAN      INVESCO VARIABLE INVESTMENT FUNDS
                               -------------------------     ------      ---------------------------------
                              INTERNATIONAL      SMALL       PARTNERS                                  HEALTH
                              OPPORTUNITIES     COMPANY      PORTFOLIO   DYNAMICS     TECHNOLOGY      SCIENCES        TOTAL
                              -------------     -------      ---------   --------     ----------      --------        -----

INVESTMENT INCOME:
Dividend incomed              $      4,470    $   2,167    $   3,465    $       7    $     --      $       --      $  1,296,650
Capital gain distributions            --           --           --           --            --              --           404,871

EXPENSES:
Mortality and expense risk
and administrative charges           4,522        5,163        3,068        1,906         2,712           2,963         655,894
                              ------------    ---------    ---------    ---------    ----------    ------------    ------------

Net investment (loss) income           (52)      (2,996)         397       (1,899)       (2,712)         (2,963)      1,045,627
                              ------------    ---------    ---------    ---------    ----------    ------------    ------------


REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized loss from
  shares sold                      (48,966)     (95,493)     (10,249)     (13,469)      (78,005)        (11,254)     (7,780,200)

Net unrealized appreciation
(depreciation) on investments       13,299       14,726      (58,480)    (103,494)     (168,850)        (97,039)    (10,159,992)
                              ------------    ---------    ---------    ---------    ----------    ------------    ------------

Net realized and unrealized
loss on investments                (35,667)     (80,767)     (68,729)    (116,963)     (246,855)       (108,293)    (17,940,192)
                              ------------    ---------    ---------    ---------    ----------    ------------    ------------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS     $    (35,719)   $ (83,763)   $ (68,332)   $(118,862)   $ (249,567)   $   (111,256)   $(16,894,565)
                              ============    =========    =========    =========    ==========    ============    ============



           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2001


                                                                        STRONG VARIABLE
                                                                          INSURANCE                        AMERICAN CENTURY
                                     MARKET STREET FUND       STRONG         FUNDS        DREYFUS         VARIABLE PORTFOLIOS
                                     ------------------       ------         -----       -----------  -----------------------------
                                                            OPPORTUNITY     MID CAP       SOCIALLY                  VP INCOME &
                                      MANAGED      BOND       FUND II       GROWTH       RESPONSIBLE    VP VALUE      GROWTH
                                      -------      ----       -------       ------       -----------    --------      ------
INVESTMENT INCOME:
Dividend income                     $  81,959      $ 148,687      $   --        $    --     $     2      $12,216    $ 17,525
Capital gain distributions            116,019           --            --             --        --           --          --

EXPENSES:
Mortality and expense risk
and administrative charges              8,865         10,343         6,412         24,235        81        4,962       8,860
                                    ---------      ---------      --------      ---------   -------      -------    --------

NET INVESTMENT INCOME (LOSS)          189,113        138,344        (6,412)       (24,235)      (79)       7,254       8,665
                                    ---------      ---------      --------      ---------   -------      -------    --------
REALIZED AND UNREALIZED (LOSS)
   GAIN ON INVESTMENTS:
Net realized (loss) gain
   from shares sold                   (78,143)        (9,024)          201       (742,991)     (156)      55,223     (41,972)

Net unrealized (depreciation)
appreciation on investments          (222,714)       (69,469)       (6,252)      (154,140)   (5,361)      13,183     (57,191)
                                    ---------      ---------      --------      ---------   -------      -------    --------
Net realized and unrealized
(loss) gain on investments           (300,857)       (78,493)       (6,051)      (897,131)   (5,517)      68,406     (99,163)
                                    ---------      ---------      --------      ---------   -------      -------    --------
(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $(111,744)     $  59,851      $(12,463)     $(921,366)  $(5,596)     $75,660    $(90,498)
                                    =========      =========      ========      =========   =======      =======    ========



           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2001



                                               SENTINEL VARIABLE PRODUCTS TRUST                        ALGER AMERICAN FUND
                                      ---------------------------------------------------      ------------------------------------
                                      MONEY        COMMON    SMALL      MID CAP    GROWTH                                 LEVERAGED
                                      MARKET       STOCK    COMPANY     GROWTH     INDEX       GROWTH        SMALL CAP      ALL CAP
                                      ------       -----    -------     ------     -----       ------        ---------      -------
INVESTMENT INCOME:
Dividend income                      $146,178   $    --     $   --    $    --     $  --      $    28,667    $     3,337    $   --
Capital gain distributions               --          --         --         --        --        1,554,487           --         5,768

EXPENSES:
Mortality and expense risk
and administrative charges             28,130      65,347     19,643     24,705       169         55,044         31,316         518
                                     --------   ---------   --------  ---------   -------    -----------    -----------    --------




Net investment income (loss)          118,048     (65,347)   (19,643)   (24,705)     (169)     1,528,110        (27,979)      5,250
                                     --------   ---------   --------  ---------   -------    -----------    -----------    --------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  from shares sold                       --        53,447     17,969   (126,748)     (707)      (386,145)    (1,416,659)     (2,434)

Net unrealized (depreciation)
appreciation on investments              --      (725,123)     1,835   (569,343)   (1,951)    (1,815,425)      (294,608)    (11,782)
                                     --------   ---------   --------  ---------   -------    -----------    -----------    --------

Net realized and unrealized
(loss) gain on investments               --      (671,676)    19,804   (696,091)   (2,658)    (2,201,570)    (1,711,267)    (14,216)
                                     --------   ---------   --------  ---------   -------    -----------    -----------    --------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS            $118,048   $(737,023)  $    161  $(720,796)  $(2,827)   $  (673,460)   $(1,739,246)   $ (8,966)
                                     ========   =========   ========  =========   =======    ===========    ===========    ========





           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2001



                                                                                  VIPF
                                      --------------------------------------------------------------------------------------------
                                      EQUITY                                      HIGH                                  INVESTMENT
                                      INCOME        OVERSEAS      GROWTH         INCOME       INDEX 500    CONTRAFUND   GRADE BOND
                                      ------        --------      ------         ------       ---------    ----------   ----------

INVESTMENT INCOME:
Dividend income                     $ 192,471    $   399,656    $    11,165    $ 311,451    $   253,142    $  46,375    $  7,527
Capital gain distributions            540,751        631,714      1,049,485         --             --        163,679        --

EXPENSES:
Mortality and expense risk
and administrative charges             51,932         36,202         66,905       12,002        104,850       26,778       3,055
                                    ---------    -----------    -----------    ---------    -----------    ---------    --------




Net investment income                 681,290        995,168        993,745      299,449        148,292      183,276       4,472
                                    ---------    -----------    -----------    ---------    -----------    ---------    --------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  from shares sold                     51,972       (345,992)      (221,578)    (193,643)      (333,679)    (202,715)     (1,013)

Net unrealized (depreciation)
appreciation on investments          (884,951)    (1,669,900)    (2,400,662)    (326,993)    (1,539,116)    (646,841)      8,816
                                    ---------    -----------    -----------    ---------    -----------    ---------    --------

Net realized and unrealized
(loss) gain on investments           (832,979)    (2,015,892)    (2,622,240)    (520,636)    (1,872,795)    (849,556)      7,803
                                    ---------    -----------    -----------    ---------    -----------    ---------    --------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS           $(151,689)   $(1,020,724)   $(1,628,495)   $(221,187)   $(1,724,503)   $(666,280)   $ 12,275
                                    =========    ===========    ===========    =========    ===========    =========    ========




           NATIONAL VARIABLE LIFE INSURANCE ACCOUNT - VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                             STATEMENT OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2001


                                                              NEUBERGER
                                  JP MORGAN SERIES TRUST II     BERMAN    INVESCO VARIABLE INVESTMENT FUNDS
                                  -------------------------     ------    ---------------------------------
                                   INTERNATIONAL     SMALL     PARTNERS                             HEALTH
                                   OPPORTUNITIES    COMPANY    PORTFOLIO  DYNAMICS    TECHNOLOGY   SCIENCES        TOTAL
                                   -------------    -------    ---------  --------    ----------   --------        -----

INVESTMENT INCOME:
Dividend incomed                     $   9,724    $     469    $  2,314    $   --      $    --      $  --      $  1,672,865
Capital gain distributions              12,496         --        21,982        --           --         --         4,096,381

EXPENSES:
Mortality and expense risk
and administrative charges               3,582        5,260       2,775         776        1,746      1,107         605,600
                                     ---------    ---------    --------    --------    ---------    -------    ------------


Net investment income (loss)            18,638       (4,791)     21,521        (776)      (1,746)    (1,107)      5,163,646
                                     ---------    ---------    --------    --------    ---------    -------    ------------

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss from shares sold     (64,504)    (122,897)    (19,326)     (6,299)      (4,369)    (8,396)     (4,150,578)

Net unrealized (depreciation)
appreciation on investments            (53,284)      89,142      (8,764)    (14,149)     (99,131)       868     (11,463,306)
                                     ---------    ---------    --------    --------    ---------    -------    ------------

Net realized and unrealized
loss on investments                   (117,788)     (33,755)    (28,090)    (20,448)    (103,500)    (7,528)    (15,613,884)
                                     ---------    ---------    --------    --------    ---------    -------    ------------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $ (99,150)   $ (38,546)   $ (6,569)   $(21,224)   $(105,246)   $(8,635)   $(10,450,238)
                                     =========    =========    ========    ========    =========    =======    ============




            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                                                                         STRONG VARIABLE
                                              MARKET STREET FUND              STRONG     INSURANCE FUNDS
                                              ------------------              ------     ---------------
                                                                           OPPORTUNITY      MID CAP
                                               MANAGED         BOND           FUND II       GROWTH
                                               -------         ----           -------       ------

NET INVESTMENT INCOME (LOSS)               $    52,708    $    96,841    $    (8,424)   $   (21,585)

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss) gain
   from shares sold                            (58,991)        18,889       (143,548)    (1,038,590)

Net unrealized depreciation
on investments                                (172,232)       (63,060)      (172,947)      (286,313)
                                           -----------    -----------    -----------    -----------

Net realized and unrealized
loss on investments                           (231,223)       (44,171)      (316,495)    (1,324,903)
                                           -----------    -----------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     (178,515)        52,670       (324,919)    (1,346,488)
                                           -----------    -----------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                           231,492        361,617        312,838        905,890
Transfers between investment
sub-accounts and general account, net           77,251        169,162         83,202        (48,980)
Surrenders and lapses                          (60,556)       (20,490)       (14,340)      (200,324)
Contract benefits                                 --             --             --             --
Loan collateral interest received                1,191            525            394            595
Transfers for policy loans                      (5,560)        (7,785)       (28,159)        (3,283)
Contract charges                              (139,662)      (115,579)      (101,096)      (328,105)
Miscellaneous                                      325          1,196            (94)        (3,052)
                                           -----------    -----------    -----------    -----------

Total net accumulation unit transactions       104,481        388,646        252,745        322,741
                                           -----------    -----------    -----------    -----------
(Decrease) increase in net assets              (74,034)       441,316        (72,174)    (1,023,747)

Net assets, beginning of period              2,239,211      2,355,411      1,869,309      5,189,292
                                           -----------    -----------    -----------    -----------
Net assets, end of period                  $ 2,165,177    $ 2,796,727    $ 1,797,135    $ 4,165,545
                                           ===========    ===========    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                           155,194.83     177,640.76     133,076.38     420,672.57
Units issued                                 16,121.83      26,827.76      22,776.25      77,822.70
Units transferred                             5,380.00      12,549.85       6,057.54      (4,207.75)
Units redeemed                              (14,225.44)    (10,544.61)    (10,432.62)    (45,889.09)
                                           -----------    -----------    -----------    -----------
Ending balance                              162,471.22     206,473.76     151,477.55     448,398.43
                                           ===========    ===========    ===========    ===========





                                            DREYFUS   AMERICAN CENTURY VARIABLE PORTFOLIOS
                                            -------   ------------------------------------
                                           SOCIALLY                   VP INCOME &
                                           RESPONSIBLE     VP VALUE      GROWTH
                                           -----------     --------      ------




NET INVESTMENT INCOME (LOSS)               $   (414)   $   159,354    $    13,461

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss) gain
   from shares sold                          (3,504)        44,361       (122,485)

Net unrealized depreciation
on investments                              (14,186)      (347,192)      (135,901)
                                           --------    -----------    -----------

Net realized and unrealized
loss on investments                         (17,690)      (302,831)      (258,386)
                                           --------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   (18,104)      (143,477)      (244,925)
                                           --------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         22,592        418,518        371,027
Transfers between investment
sub-accounts and general account, net         4,175        531,078       (186,595)
Surrenders and lapses                        (3,395)       (10,184)       (19,717)
Contract benefits                              --             --             --
Loan collateral interest received             1,491            710            212
Transfers for policy loans                   (1,916)       (79,953)         4,191
Contract charges                             (7,061)      (169,646)      (129,748)
Miscellaneous                                   (11)           623            (15)
                                           --------    -----------    -----------

Total net accumulation unit transactions     15,875        691,146         39,355
                                           --------    -----------    -----------
(Decrease) increase in net assets            (2,229)       547,669       (205,570)

Net assets, beginning of period              93,567      2,622,058      2,270,850
                                           --------    -----------    -----------
Net assets, end of period                  $ 91,338    $ 3,169,727    $ 2,065,280
                                           ========    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                          12,187.45    195,446.31     219,624.77
Units issued                               3,176.83      31,198.53      38,224.68
Units transferred                            587.08      39,589.34     (19,223.76)
Units redeemed                             (1,531.61)   (19,266.22)    (14,946.41)
                                           --------    -----------    -----------
Ending balance                             14,419.75    246,967.96     223,679.28
                                           ========    ===========    ===========




            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002


                                                             SENTINEL VARIABLE PRODUCTS TRUST
                                              ------------------------------------------------------------------
                                              MONEY            COMMON          SMALL        MID CAP        GROWTH
                                              MARKET           STOCK           COMPANY      GROWTH         INDEX
                                              ------           -----           -------      ------         -----
NET INVESTMENT INCOME (LOSS)               $    18,942    $    (68,646)   $   (28,417)   $   (26,557)   $  (1,222)

REALIZED AND UNREALIZED
(LOSS) GAIN ON INVESTMENTS:
Net realized (loss) gain
  from shares sold                                --          (103,457)       163,845       (434,467)      (2,706)

Net unrealized depreciation
on investments                                    --        (1,261,487)      (318,425)      (309,676)     (52,756)
                                           -----------    ------------    -----------    -----------    ---------

Net realized and unrealized
loss on investments                               --        (1,364,944)      (154,580)      (744,143)     (55,462)
                                           -----------    ------------    -----------    -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       18,942      (1,433,590)      (182,997)      (770,700)     (56,684)
                                           -----------    ------------    -----------    -----------    ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         3,885,742       1,874,423        868,272        984,490       62,517
Transfers between investment
sub-accounts and general account, net       (3,302,382)        363,181        710,548       (292,540)      81,554
Surrenders and lapses                         (366,897)       (191,044)      (216,818)      (129,678)        (569)
Contract benefits                                 --              --             --             --           --
Loan collateral interest received                6,598          13,164          3,085          4,304          312
Transfers for policy loans                     307,343         (63,360)       (44,921)       (35,691)        (373)
Contract charges                              (729,732)       (780,017)      (332,729)      (370,955)     (21,721)
Miscellaneous                                      (35)            416            579            696         --
                                           -----------    ------------    -----------    -----------    ---------

Total net accumulation unit transactions      (199,363)      1,216,763        988,016        160,626      121,720
                                           -----------    ------------    -----------    -----------    ---------

(Decrease) increase in net assets             (180,421)       (216,827)       805,019       (610,074)      65,036

Net assets, beginning of period              8,212,608      15,262,083      5,819,218      6,118,880      215,395
                                           -----------    ------------    -----------    -----------    ---------
Net assets, end of period                  $ 8,032,187    $ 15,045,256    $ 6,624,237    $ 5,508,806    $ 280,431
                                           ===========    ============    ===========    ===========    =========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                           648,822.71      936,487.81     242,948.99     365,419.20    26,550.18
Units issued                                307,378.43      116,814.79      35,692.81      61,221.16     7,915.24
Units transferred                          (261,232.22)      22,633.59      29,209.11     (18,191.79)   10,325.50
Units redeemed                              (61,916.66)     (63,619.22)    (24,286.69)    (33,040.74)   (2,829.84)
                                           -----------    ------------    -----------    -----------    ---------
Ending balance                              633,052.26    1,012,316.97     283,564.22     375,407.83    41,961.08
                                           ===========    ============    ===========    ===========    =========




                                                       ALGER AMERICAN FUND
                                              ---------------------------------------
                                                                             LEVERAGED
                                              GROWTH          SMALL CAP       ALL CAP
                                              ------          ---------       -------

NET INVESTMENT INCOME (LOSS)               $    (47,980)   $   (28,682)   $  (1,595)

REALIZED AND UNREALIZED
(LOSS) GAIN ON INVESTMENTS:
Net realized (loss) gain
  from shares sold                           (1,799,706)      (706,774)      (9,901)

Net unrealized depreciation
on investments                                 (557,701)      (272,919)     (74,527)
                                           ------------    -----------    ---------

Net realized and unrealized
loss on investments                          (2,357,407)      (979,693)     (84,428)
                                           ------------    -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    (2,405,387)    (1,008,375)     (86,023)
                                           ------------    -----------    ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          1,808,388        987,106      118,982
Transfers between investment
sub-accounts and general account, net          (497,877)      (283,851)      54,183
Surrenders and lapses                          (339,467)      (148,070)      (1,991)
Contract benefits                                  --             --           --
Loan collateral interest received                11,651          5,669           45
Transfers for policy loans                      (37,543)       (29,372)      (1,822)
Contract charges                               (668,934)      (349,883)     (30,867)
Miscellaneous                                    (4,451)           531          (41)
                                           ------------    -----------    ---------

Total net accumulation unit transactions        271,767        182,130      138,489
                                           ------------    -----------    ---------

(Decrease) increase in net assets            (2,133,620)      (826,245)      52,466

Net assets, beginning of period              12,675,009      6,792,280      344,299
                                           ------------    -----------    ---------
Net assets, end of period                  $ 10,541,389    $ 5,966,035    $ 396,765
                                           ============    ===========    =========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            662,300.07     746,095.47    41,236.81
Units issued                                 103,409.49     117,104.16    15,847.17
Units transferred                            (28,470.22)    (33,674.33)    7,216.62
Units redeemed                               (59,398.75)    (61,823.05)   (4,618.49)
                                           ------------    -----------    ---------
Ending balance                               677,840.59     767,702.25    59,682.11
                                           ============    ===========    =========





            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002


                                                                       VIPF
                                              ------------------------------------------------------
                                              EQUITY                                          HIGH
                                              INCOME         OVERSEAS         GROWTH          INCOME
                                              ------         --------         ------          ------

NET INVESTMENT INCOME (LOSS)               $    390,675    $    20,527    $    (31,185)   $   269,533

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss) gain
  from shares sold                             (206,492)      (534,397)       (979,128)      (284,488)

Net unrealized (depreciation)
appreciation on investments                    (979,445)       290,998      (1,943,870)      (126,011)
                                           ------------    -----------    ------------    -----------

Net realized and unrealized
loss on investments                          (1,185,937)      (243,399)     (2,922,998)      (410,499)
                                           ------------    -----------    ------------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      (795,262)      (222,872)     (2,954,183)      (140,966)
                                           ------------    -----------    ------------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          1,190,544        937,623       1,929,202        428,835
Transfers between investment
sub-accounts and general account, net            64,336        (13,446)         27,916         45,149
Surrenders and lapses                          (144,609)       (88,956)       (483,529)       (32,237)
Contract benefits                                  --             --              --             --
Loan collateral interest received                 8,229          4,548           7,178          2,155
Transfers for policy loans                     (132,749)       (60,715)        (53,094)          (788)
Contract charges                               (600,179)      (370,835)       (735,874)      (154,331)
Miscellaneous                                      (549)           714          (3,119)            80
                                           ------------    -----------    ------------    -----------

Total net accumulation unit transactions        385,023        408,933         688,680        288,863
                                           ------------    -----------    ------------    -----------

(Decrease) increase in net assets              (410,239)       186,061      (2,265,503)       147,897

Net assets, beginning of period              11,776,876      7,316,875      14,514,953      2,649,779
                                           ------------    -----------    ------------    -----------

Net assets, end of period                  $ 11,366,637    $ 7,502,936    $ 12,249,450    $ 2,797,676
                                           ============    ===========    ============    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            330,661.91     397,433.34      350,066.18     135,440.87
Units issued                                  33,721.69      51,264.75       48,761.27      21,987.10
Units transferred                              1,822.29        (735.16)         705.59       2,314.87
Units redeemed                               (24,638.35)    (28,171.08)     (32,060.23)     (9,491.47)
                                           ------------    -----------    ------------    -----------
Ending balance                               341,567.54     419,791.85      367,472.81     150,251.37
                                           ============    ===========    ============    ===========





                                                               VIPF
                                         ------------------------------------------------------

                                               INDEX                       INVESTMENT
                                                500         CONTRAFUND     GRADE BOND
                                                ---         ----------     ----------

NET INVESTMENT INCOME (LOSS)               $    199,112    $    21,571    $    77,835

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss) gain
  from shares sold                           (1,066,595)      (273,379)        18,749

Net unrealized (depreciation)
appreciation on investments                  (3,092,439)       169,777        (39,842)
                                           ------------    -----------    -----------

Net realized and unrealized
loss on investments                          (4,159,034)      (103,602)       (21,093)
                                           ------------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    (3,959,922)       (82,031)        56,742
                                           ------------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          4,301,500        839,584        492,943
Transfers between investment
sub-accounts and general account, net           579,987        (24,990)       (42,685)
Surrenders and lapses                          (485,896)      (143,884)       (14,412)
Contract benefits                                (8,177)          --             --
Loan collateral interest received                19,907          3,503             24
Transfers for policy loans                     (187,869)       (32,995)       (32,369)
Contract charges                             (1,635,631)      (348,070)      (130,430)
Miscellaneous                                     1,172            240           (121)
                                           ------------    -----------    -----------

Total net accumulation unit transactions      2,584,993        293,388        272,950
                                           ------------    -----------    -----------

(Decrease) increase in net assets            (1,374,929)       211,357        329,692

Net assets, beginning of period              26,861,568      6,205,963      2,005,778
                                           ------------    -----------    -----------

Net assets, end of period                  $ 25,486,639    $ 6,417,320    $ 2,335,470
                                           ============    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            958,812.21     396,521.89     183,172.48
Units issued                                 157,934.44      53,132.63      44,167.22
Units transferred                             21,294.88      (1,581.48)     (3,824.53)
Units redeemed                               (84,318.38)    (32,984.25)    (15,886.63)
                                           ------------    -----------    -----------
Ending balance                             1,053,723.15     415,088.79     207,628.54
                                           ============    ===========    ===========



            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                                                            NEUBERGER
                                             JP MORGAN SERIES TRUST II       BERMAN
                                             -------------------------       ------
                                            INTERNATIONAL     SMALL         PARTNERS
                                            OPPORTUNITIES     COMPANY       PORTFOLIO
                                            -------------     -------       ---------

NET INVESTMENT (LOSS) INCOME               $       (52)   $    (2,996)   $     397

REALIZED AND UNREALIZED (LOSS)
 GAIN ON INVESTMENTS:
Net realized loss from shares sold             (48,966)       (95,493)     (10,249)

Net unrealized appreciation
(depreciation) on investments                   13,299         14,726      (58,480)
                                           -----------    -----------    ---------

Net realized and unrealized
loss on investments                            (35,667)       (80,767)     (68,729)
                                           -----------    -----------    ---------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      (35,719)       (83,763)     (68,332)
                                           -----------    -----------    ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                           208,600        123,252      106,713
Transfers between investment
sub-accounts and general account, net           25,404        (25,111)      22,868
Surrenders and lapses                          (22,674)      (235,181)     (88,971)
Contract benefits                                 --             --           --
Loan collateral interest received                   31             53          330
Transfers for policy loans                        (341)        (1,400)        (316)
Contract charges                               (64,165)       (81,139)     (38,836)
Miscellaneous                                      (81)        (3,989)         (29)
                                           -----------    -----------    ---------

Total net accumulation unit transactions       146,774       (223,515)       1,759
                                           -----------    -----------    ---------

Increase (decrease) in net assets              111,055       (307,278)     (66,573)

Net assets, beginning of period                951,395      1,198,808      708,892
                                           -----------    -----------    ---------

Net assets, end of period                  $ 1,062,450    $   891,530    $ 642,319
                                           ===========    ===========    =========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                           108,233.14    104,544.72     67,876.05
Units issued                                 24,238.97     11,332.73     38,550.11
Units transferred                             2,951.90     (2,308.90)     8,261.07
Units redeemed                              (10,135.98)   (29,575.51)   (46,175.74)
                                           -----------    ----------    ----------
Ending balance                              125,288.03     83,993.04     68,511.49
                                           ===========    ==========    ==========


                                              INVESCO VARIABLE INVESTMENT FUNDS
                                              ---------------------------------
                                                                          HEALTH
                                            DYNAMICS      TECHNOLOGY      SCIENCES        TOTAL
                                            --------      ----------      --------        -----

NET INVESTMENT (LOSS) INCOME               $  (1,899)   $  (2,712)   $  (2,963)   $   1,045,627

REALIZED AND UNREALIZED (LOSS)
 GAIN ON INVESTMENTS:
Net realized loss from shares sold           (13,469)     (78,005)     (11,254)      (7,780,200)

Net unrealized appreciation
(depreciation) on investments               (103,494)    (168,850)     (97,039)     (10,159,992)
                                           ---------    ---------    ---------    -------------

Net realized and unrealized
loss on investments                         (116,963)    (246,855)    (108,293)     (17,940,192)
                                           ---------    ---------    ---------    -------------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                   (118,862)    (249,567)    (111,256)     (16,894,565)
                                           ---------    ---------    ---------    -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         134,795      161,907      223,840       24,293,232
Transfers between investment
sub-accounts and general account, net        102,796      144,973      116,868       (1,513,826)
Surrenders and lapses                         (2,698)     (82,213)      (8,604)      (3,557,404)
Contract benefits                               --           --           --             (8,177)
Loan collateral interest received                  1          820          127           96,852
Transfers for policy loans                      (326)        (104)        (100)        (531,370)
Contract charges                             (34,953)     (51,160)     (52,888)      (8,574,226)
Miscellaneous                                     33       (2,568)         174          (11,376)
                                           ---------    ---------    ---------    -------------

Total net accumulation unit transactions     199,648      171,655      279,417       10,193,705
                                           ---------    ---------    ---------    -------------

Increase (decrease) in net assets             80,786      (77,912)     168,161       (6,700,860)

Net assets, beginning of period              347,894      591,562      576,865      147,786,678
                                           ---------    ---------    ---------    -------------

Net assets, end of period                  $ 428,680    $ 513,650    $ 745,026    $ 141,085,818
                                           =========    =========    =========    =============

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                          47,653.07   109,370.66     62,931.73
Units issued                               19,787.11    33,482.71     26,425.13
Units transferred                          15,089.85    29,980.72     13,796.69
Units redeemed                             (5,569.81)  (27,964.81)   (7,235.63)
                                           ---------   ----------    -----------
Ending balance                             76,960.22   144,869.28    95,917.92
                                           =========   ==========    ===========


            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                                                                         STRONG VARIABLE
                                                 MARKET STREET FUND           STRONG     INSURANCE FUNDS
                                                 ------------------           ------     ---------------
                                                                            OPPORTUNITY      MID CAP
                                              MANAGED          BOND           FUND II        GROWTH
                                              -------          ----           -------        ------

NET INVESTMENT INCOME (LOSS)               $   189,113    $   138,344    $    (6,412)   $   (24,235)

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss)
  gain from shares sold                        (78,143)        (9,024)           201       (742,991)

Net unrealized (depreciation)
appreciation on investments                   (222,714)       (69,469)        (6,252)      (154,140)
                                           -----------    -----------    -----------    -----------
Net realized and unrealized
(loss) gain on investments                    (300,857)       (78,493)        (6,051)      (897,131)
                                           -----------    -----------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     (111,744)        59,851        (12,463)      (921,366)
                                           -----------    -----------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                           228,519        246,646        242,743      1,037,105
Transfers between investment
sub-accounts and general account, net          (50,139)      (307,823)       239,272        156,392
Surrenders and lapses                          (40,503)       (31,415)        (7,058)       (33,549)
Contract benefits                                 --             --             --             --
Loan collateral interest received                  539            308            391          1,215
Transfers for policy loans                     (61,700)        (3,369)        (2,440)       (18,566)
Contract charges                              (127,095)      (102,276)       (69,664)      (345,197)
Miscellaneous                                    1,727            770           (999)        25,840
                                           -----------    -----------    -----------    -----------

Total net accumulation unit transactions       (48,652)      (197,159)       402,245        823,240
                                           -----------    -----------    -----------    -----------

(Decrease) increase in net assets             (160,396)      (137,308)       389,782        (98,126)

Net assets, beginning of period              2,292,121      2,369,993      1,291,754      5,580,023
                                           -----------    -----------    -----------    -----------

Net assets, end of period                  $ 2,131,725    $ 2,232,685    $ 1,681,536    $ 5,481,897
                                           ===========    ===========    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                           146,384.46     190,248.93      87,758.65     310,343.25
Units issued                                 12,853.38      19,560.09      16,261.39      61,384.89
Units transferred                            (2,820.14)    (24,411.69)     16,028.86       9,256.64
Units redeemed                              (12,769.74)    (10,783.96)     (5,343.80)    (21,915.03)
                                           -----------    -----------    -----------    -----------
Ending balance                              143,647.96     174,613.37     114,705.10     359,069.75
                                           ===========    ===========    ===========    ===========







                                            DREYFUS      AMERICAN CENTURY VARIABLE PORTFOLIOS
                                            -------      ------------------------------------
                                            SOCIALLY                      VP INCOME &
                                            RESPONSIBLE      VP VALUE      GROWTH
                                            -----------      --------      ------


NET INVESTMENT INCOME (LOSS)               $    (79)   $     7,254    $     8,665

REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS:
Net realized (loss)
  gain from shares sold                        (156)        55,223        (41,972)

Net unrealized (depreciation)
appreciation on investments                  (5,361)        13,183        (57,191)
                                           --------    -----------    -----------
Net realized and unrealized
(loss) gain on investments                   (5,517)        68,406        (99,163)
                                           --------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    (5,596)        75,660        (90,498)
                                           --------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         32,431        147,194        297,523
Transfers between investment
sub-accounts and general account, net        39,742        444,676        319,403
Surrenders and lapses                           (52)        (5,880)       (12,205)
Contract benefits                              --             --             --
Loan collateral interest received              --              105            516
Transfers for policy loans                  (24,854)        (4,853)           331
Contract charges                             (2,347)       (60,486)      (104,951)
Miscellaneous                                 1,015           (467)       (13,925)
                                           --------    -----------    -----------

Total net accumulation unit transactions     45,935        520,289        486,692
                                           --------    -----------    -----------

(Decrease) increase in net assets            40,339        595,949        396,194

Net assets, beginning of period               1,262        981,271      1,715,503
                                           --------    -----------    -----------

Net assets, end of period                  $ 41,601    $ 1,577,220    $ 2,111,697
                                           ========    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            126.14      81,781.60     150,691.05
Units issued                               3,346.13      11,705.29      26,297.99
Units transferred                          4,100.46      35,361.91      28,231.96
Units redeemed                             (2,707.16)    (5,692.32)    (11,511.35)
                                           --------    -----------    -----------
Ending balance                             4,865.57     123,156.48     193,709.65
                                           ========    ===========    ===========




            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001


                                                            SENTINEL VARIABLE PRODUCTS TRUST
                                              -----------------------------------------------------------------------
                                              MONEY             COMMON         SMALL         MID CAP       GROWTH
                                              MARKET            STOCK         COMPANY        GROWTH        INDEX
                                              ------            -----         -------        ------        -----

NET INVESTMENT INCOME (LOSS)               $   118,048    $    (65,347)   $   (19,643)   $   (24,705)   $   (169)

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  from shares sold                                --            53,447         17,969       (126,748)       (707)
                                           -----------    ------------    -----------    -----------    --------

Net unrealized (depreciation)
appreciation on investments                       --          (725,123)         1,835       (569,343)     (1,951)
                                           -----------    ------------    -----------    -----------    --------

Net realized and unrealized
(loss) gain on investments                        --          (671,676)        19,804       (696,091)     (2,658)
                                           -----------    ------------    -----------    -----------    --------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      118,048        (737,023)           161       (720,796)     (2,827)
                                           -----------    ------------    -----------    -----------    --------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         7,129,967       1,795,013        607,224      1,003,020      33,301
Transfers between investment
sub-accounts and general account, net       (6,033,402)       (765,174)       741,810        996,539      58,641
Surrenders and lapses                         (324,118)       (187,834)       (28,097)       (57,898)        (54)
Contract benefits                                 --           (82,575)          --           (2,981)       --
Loan collateral interest received                1,150           5,830          1,159          2,700        --
Transfers for policy loans                     102,885        (190,703)       (33,585)       (57,702)       (199)
Contract charges                              (596,338)       (638,565)      (221,519)      (315,534)     (3,704)
Miscellaneous                                   (4,082)          4,601         (5,317)       (65,711)        769
                                           -----------    ------------    -----------    -----------    --------

Total net accumulation unit transactions       276,062         (59,407)     1,061,675      1,502,433      88,754
                                           -----------    ------------    -----------    -----------    --------

Increase (decrease) in net assets              394,110        (796,430)     1,061,836        781,637      85,927

Net assets, beginning of period              6,344,867      15,138,595      3,921,244      5,321,684       3,449
                                           -----------    ------------    -----------    -----------    --------

Net assets, end of period                  $ 6,738,977    $ 14,342,165    $ 4,983,080    $ 6,103,321    $ 89,376
                                           ===========    ============    ===========    ===========    ========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                           513,881.99      846,021.72     170,919.67     238,539.67      364.66
Units issued                                593,895.00      120,722.74      27,612.96      52,148.26    3,888.87
Units transferred                          (502,555.94)     (51,461.41)     33,733.14      51,811.30    6,848.06
Units redeemed                              (68,344.31)     (73,256.72)    (13,067.39)    (25,846.20)    (372.29)
                                           -----------    ------------    -----------    -----------    --------
Ending balance                              536,876.74      842,026.33     219,198.38     316,653.03   10,729.30
                                           ===========    ============    ===========    ===========   =========






                                                     ALGER AMERICAN FUND
                                        ----------------------------------------------
                                                                           LEVERAGED
                                              GROWTH         SMALL CAP      ALL CAP
                                             ------          ---------      -------
NET INVESTMENT INCOME (LOSS)               $  1,528,110    $   (27,979)   $   5,250

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  from shares sold                             (386,145)    (1,416,659)      (2,434)
                                           ------------    -----------    ---------

Net unrealized (depreciation)
appreciation on investments                  (1,815,425)      (294,608)     (11,782)
                                           ------------    -----------    ---------

Net realized and unrealized
(loss) gain on investments                   (2,201,570)    (1,711,267)     (14,216)
                                           ------------    -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                      (673,460)    (1,739,246)      (8,966)
                                           ------------    -----------    ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          1,840,208      1,138,020       37,474
Transfers between investment
sub-accounts and general account, net         1,189,067        (96,212)     119,843
Surrenders and lapses                           (99,049)       (98,422)        (106)
Contract benefits                                (2,352)          --           --
Loan collateral interest received                 7,731          5,025            3
Transfers for policy loans                     (101,918)       (18,369)        (500)
Contract charges                               (648,430)      (357,171)      (8,057)
Miscellaneous                                   (14,006)        46,761           98
                                           ------------    -----------    ---------

Total net accumulation unit transactions      2,171,251        619,632      148,755
                                           ------------    -----------    ---------

Increase (decrease) in net assets             1,497,791     (1,119,614)     139,789

Net assets, beginning of period              11,426,927      8,149,833       41,805
                                           ------------    -----------    ---------

Net assets, end of period                  $ 12,924,718    $ 7,030,219    $ 181,594
                                           ============    ===========    =========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            521,810.43     625,348.27     4,171.62
Units issued                                  86,009.34     112,465.32     4,081.17
Units transferred                             55,575.71      (9,508.19)   13,051.69
Units redeemed                               (40,103.12)    (41,721.73)     (932.46)
                                           ------------    -----------    ---------
Ending balance                               623,292.36     686,583.67    20,372.02
                                           ============    ===========    =========



            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001


                                                                       VIPF
                                                ---------------------------------------------------
                                                EQUITY                                        HIGH
                                                INCOME       OVERSEAS         GROWTH         INCOME
                                                ------       --------         ------         ------
NET INVESTMENT INCOME                      $    681,290    $   995,168    $    993,745    $   299,449

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)

from shares sold                                 51,972       (345,992)       (221,578)      (193,643)

Net unrealized (depreciation)
appreciation on investments                    (884,951)    (1,669,900)     (2,400,662)      (326,993)
                                           ------------    -----------    ------------    -----------

Net realized and unrealized
(loss) gain on investments                     (832,979)    (2,015,892)     (2,622,240)      (520,636)
                                           ------------    -----------    ------------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      (151,689)    (1,020,724)     (1,628,495)      (221,187)
                                           ------------    -----------    ------------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          1,174,247      1,021,562       1,990,357        365,674
Transfers between investment
sub-accounts and general account, net            11,378       (608,036)       (200,052)       153,540
Surrenders and lapses                          (158,932)       (76,113)       (213,037)       (28,058)
Contract benefits                                (1,453)        (1,485)         (1,625)        (1,274)
Loan collateral interest received                 6,062          3,413           5,813            900
Transfers for policy loans                      (86,903)       (55,556)        (93,139)       (28,832)
Contract charges                               (540,125)      (369,617)       (738,358)      (135,828)
Miscellaneous                                       683         10,910          47,893            508
                                           ------------    -----------    ------------    -----------

Total net accumulation unit transactions        404,957        (74,922)        797,852        326,630
                                           ------------    -----------    ------------    -----------

Increase (decrease) in net assets               253,268     (1,095,646)       (830,643)       105,443

Net assets, beginning of period              11,597,776      8,687,566      15,874,534      2,475,421
                                           ------------    -----------    ------------    -----------
Net assets, end of period                  $ 11,851,044    $ 7,591,920    $ 15,043,891    $ 2,580,864
                                           ============    ===========    ============    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            306,718.60     368,660.73      312,451.79     110,682.45
Units issued                                  31,809.22      43,465.32       41,657.07      15,906.09
Units transferred                                308.22     (25,870.65)      (4,186.98)      6,678.68
Units redeemed                               (21,147.54)    (20,782.44)     (20,771.49)     (8,377.01)
                                           ------------    -----------    ------------    -----------
Ending balance                               317,688.50     365,472.96      329,150.39     124,890.21
                                           ============    ===========    ============    ===========



                                                              VIPF
                                         ---------------------------------------------------
                                               INDEX                        INVESTMENT
                                                500         CONTRAFUND      GRADE BOND
                                                ---         ----------      ----------

NET INVESTMENT INCOME                      $    148,292    $   183,276    $     4,472

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)

from shares sold                               (333,679)      (202,715)        (1,013)

Net unrealized (depreciation)
appreciation on investments                  (1,539,116)      (646,841)         8,816
                                           ------------    -----------    -----------

Net realized and unrealized
(loss) gain on investments                   (1,872,795)      (849,556)         7,803
                                           ------------    -----------    -----------

(DECREASE) INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    (1,724,503)      (666,280)        12,275
                                           ------------    -----------    -----------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          4,043,154        892,688         83,979
Transfers between investment
sub-accounts and general account, net         1,183,720         (7,504)       923,038
Surrenders and lapses                          (240,503)       (53,991)        (2,415)
Contract benefits                               (70,875)        (1,539)          --
Loan collateral interest received                13,388          2,939              5
Transfers for policy loans                     (147,298)        (7,500)          (935)
Contract charges                             (1,370,047)      (321,647)       (38,548)
Miscellaneous                                    37,470         11,599          2,501
                                           ------------    -----------    -----------

Total net accumulation unit transactions      3,449,009        515,045        967,625
                                           ------------    -----------    -----------

Increase (decrease) in net assets             1,724,506       (151,235)       979,900

Net assets, beginning of period              22,791,264      6,252,243        105,693
                                           ------------    -----------    -----------
Net assets, end of period                  $ 24,515,770    $ 6,101,008    $ 1,085,593
                                           ============    ===========    ===========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                            708,662.37     347,419.06      10,375.18
Units issued                                 130,355.32      53,164.32       8,067.32
Units transferred                             38,164.31        (446.90)     88,670.34
Units redeemed                               (57,320.15)    (22,043.75)     (3,784.13)
                                           ------------    -----------    -----------
Ending balance                               819,861.85     378,092.73     103,328.71
                                           ============    ===========    ===========




            NATIONAL VARIABLE LIFE INSURANCE ACCOUNT-VARITRAK SEGMENT
    (A SEGMENT WITHIN A SEPARATE ACCOUNT OF NATIONAL LIFE INSURANCE COMPANY)

                                   (UNAUDITED)

                       STATEMENT OF CHANGES IN NET ASSETS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2001

                                                                        NEUBERGER
                                            JP MORGAN SERIES TRUST II    BERMAN
                                            -------------------------    ------
                                           INTERNATIONAL     SMALL      PARTNERS
                                           OPPORTUNITIES    COMPANY     PORTFOLIO
                                           -------------    -------     ---------

NET INVESTMENT INCOME (LOSS)               $  18,638    $    (4,791)   $  21,521

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss from shares sold           (64,504)      (122,897)     (19,326)

Net unrealized (depreciation)
appreciation on investments                  (53,284)        89,142       (8,764)
                                           ---------    -----------    ---------

Net realized and unrealized
loss on investments                         (117,788)       (33,755)     (28,090)
                                           ---------    -----------    ---------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    (99,150)       (38,546)      (6,569)
                                           ---------    -----------    ---------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                         147,924        187,386       72,057
Transfers between investment
sub-accounts and general account, net        176,189       (123,718)      26,181
Surrenders and lapses                        (20,369)       (20,106)      (2,611)
Contract benefits                               --             --           --
Loan collateral interest received                124             39          256
Transfers for policy loans                       (21)        (1,534)      (4,406)
Contract charges                             (47,681)       (88,284)     (31,349)
Miscellaneous                                    484         (1,669)          50
                                           ---------    -----------    ---------

Total net accumulation unit transactions     256,650        (47,886)      60,178
                                           ---------    -----------    ---------

Increase (decrease) in net assets            157,500        (86,432)      53,609

Net assets, beginning of period              698,734      1,276,060      582,218
                                           ---------    -----------    ---------
Net assets, end of period                  $ 856,234    $ 1,189,628    $ 635,827
                                           =========    ===========    =========

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                          63,697.97    101,429.54     53,684.87
Units issued                               14,982.51     20,677.30      6,686.49
Units transferred                          17,845.33    (13,651.79)     2,429.45
Units redeemed                             (6,833.00)   (12,309.54)    (3,531.75)
                                          -----------   ----------     ---------
Ending balance                             89,692.81     96,145.51     59,269.06
                                          ===========   ==========     =========






                                              INVESCO VARIABLE INVESTMENT FUNDS
                                              ---------------------------------
                                                                         HEALTH
                                            DYNAMICS    TECHNOLOGY      SCIENCES        TOTAL
                                            --------    ----------      --------        -----

NET INVESTMENT INCOME (LOSS)               $    (776)   $  (1,746)   $  (1,107)   $   5,163,646

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss from shares sold            (6,299)      (4,369)      (8,396)      (4,150,578)

Net unrealized (depreciation)
appreciation on investments                  (14,149)     (99,131)         868      (11,463,306)
                                           ---------    ---------    ---------    -------------

Net realized and unrealized
loss on investments                          (20,448)    (103,500)      (7,528)     (15,613,884)
                                           ---------    ---------    ---------    -------------

DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                    (21,224)    (105,246)      (8,635)     (10,450,238)
                                           ---------    ---------    ---------    -------------

ACCUMULATION UNIT TRANSACTIONS:
Participant deposits                          60,458       92,681       78,822       26,027,377
Transfers between investment
sub-accounts and general account, net        193,486      624,827      264,747         (329,569)
Surrenders and lapses                              7       (6,345)         (82)      (1,748,795)
Contract benefits                               --           --           --           (166,159)
Loan collateral interest received                  3            1            7           59,622
Transfers for policy loans                      (302)        (287)      (2,775)        (845,030)
Contract charges                             (10,597)     (23,149)     (17,111)      (7,333,675)
Miscellaneous                                     41        1,188          290           89,022
                                           ---------    ---------    ---------    -------------

Total net accumulation unit transactions     243,096      688,916      323,898       15,752,793
                                           ---------    ---------    ---------    -------------

Increase (decrease) in net assets            221,872      583,670      315,263        5,302,555

Net assets, beginning of period               66,728       17,951       81,136      135,087,655
                                           ---------    ---------    ---------    -------------
Net assets, end of period                  $ 288,600    $ 601,621    $ 396,399    $ 140,390,210
                                           =========    =========    =========    =============

UNITS ISSUED, TRANSFERRED AND REDEEMED:
Beginning balance                          6,237.46     1,781.84      7,667.98
Units issued                               6,774.78    11,653.80      8,558.96
Units transferred                         21,681.59    78,566.33     28,747.80
Units redeemed                            (1,215.60)   (3,595.19)    (2,135.99)
                                          ---------    ---------  ------------
Ending balance                            33,478.23    88,406.78     42,838.75
                                          =========    =========  ============




                                     Part II



                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

         Article V, Section 7.1 of the Bylaws of National Life Insurance Company ("National Life" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify directors, officers and employees of the Company or any other corporation served at the request of the Company, and their heirs, executors and administrators, shall be indemnified to the maximum extent permitted by law against all costs and expenses, including judgments paid, settlement costs, and counsel fees, reasonably incurred in the defense of any claim in which such person is involved by virtue of his or her being or having been such a director, officer, or employee.

         The Bylaws are filed as Exhibit 1.A.6(b) to the Registration Statement.

         Vermont law authorizes Vermont corporations to provide indemnification to directors, officers and other persons.

         National Life owns a directors and officers liability insurance policy covering liabilities that directors and officers of National Life and its subsidiaries and affiliates may incur in acting as directors and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or other controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION RELATING TO FEES AND CHARGES


         National Life Insurance Company ("the Company") hereby represents that the fees and charges deducted under the variable life insurance policies described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents.

         The facing sheet.


         The prospectus consisting of 142 pages.
         Undertaking to file reports.
         Rule 484 undertaking.
         Representation relating to fees and charges.
         The signatures.
         Written consents of the following persons:


                 (a) D. Russell Morgan

                 (b) Elizabeth H. MacGowan

                 (c) Sutherland Asbill & Brennan LLP

                 (d) PricewaterhouseCoopers LLP, Auditors



         The following exhibits, corresponding to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

         1.
           A.
                 (1) Resolutions of the Board of Directors of National Life Insurance Company establishing the National Variable Life Insurance Account.(1)
                 (2)      Not Applicable.
                 (3)      (a)     Form of Distribution Agreement between
                                  National Life Insurance Company and Equity
                                Services, Inc.(3)
                          (b)(1)  Form of Equity Services, Inc. Branch Office
                                  Supervisor Contract.(1)
                          (b)(2)  Form of Equity Services, Inc. Registered
                                  Representative Contract.(1)
                          (c)     Schedule of Sales Commissions.(6)

                 (4)      Not Applicable.

                 (5)      (a)     Specimen VariTrak Policy Form.(7)

                          (b)     Rider for Guaranteed Insurability Options.(7)

                          (c)     Rider for Waiver of Monthly Deductions.(7)

                          (d)     Rider for Accidental Death Benefit.(7)

                          (e)     Rider for Guaranteed Death Benefit.(7)

                          (f)     Specimen VariTrak (New York) Policy Form.(4)
                          (g)     Specimen VariTrak (New York-Unisex) Policy
                                    Form.(4)
                          (h)     New York Rider for Guaranteed Insurability
                                   Options.(4)
                          (i)     New York Rider for Waiver of Monthly
                                 Deductions.(4)
                          (j)     New York Rider for Accidental Death
                                   Benefit.(4)

                          (k)     Form of Additional Protection Benefit
                                   Rider (11)

                          (l)     Form of Long Term Care - Chronic
                                  Illness Rider (11)

                          (m)     Form of Long Term Care Insurance Rider (11)


                          (n)     No Lapse Guarantee Rider (13)


                 (6)      (a)     Charter documents of National Life Insurance
                                   Company.(1)
                          (b)     Bylaws of National Life Insurance Company.(1)
                 (7)      Not Applicable.
                 (8)      (a)     Form of Participation Agreement by and among
                                  Market Street Fund, Inc., National Life
                                  Insurance Company and Equity Services,
                                     Inc.(3)
                          (b)     Form of Amendment No. 1 to Participation
                                  Agreement Among Variable Insurance Products
                                  Fund, Fidelity Distributors Corporation and
                                  National Life Insurance Company.(3)
                          (b)(2)  Participation Agreement among Variable
                                  Insurance Products Fund, Fidelity
                                  Distributors Corporation and Vermont Life
                                  Insurance Company (now National Life
                                  Insurance Company) dated August 1, 1989.(2)
                          (c)     Form of Participation Agreement by and among
                                  The Alger American Fund, National Life
                                  Insurance Company and Fred Alger and
                                   Company.(3)

                          (d) Form of Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Vermont Life Insurance Company (now National Life Insurance Company) dated April 1,
                                     1990(2)

                          (d)(2) Form of Amendment No 1. to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and National Life Insurance Company (as successor to Vermont Life Insurance Company)(4)
                          (e) Form of Shareholder Service Agreement between NationalLife Insurance Company and American Century Investment Management,
                                    Inc. (5)

                          (f) Form of Participation Agreement between National Life Insurance Company and Neuberger & Berman Advisers Managers
                                    Trust(5)

                          (g) Form of Participation Agreement between National Life Insurance Company and J.
                                  P. Morgan Series Trust II. (5)

                          (i) Form of Participation Agreement between National Life Insurance Company, Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II.(6)

                          (j) Participatiion Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(10)

                          (k) Participatiion Agreement between National Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(10)

                 (9)      Not Applicable.

                 (10)(a)  VariTrak Application Form.(7)

                     (b)  VariTrak (New York) Application Form.(4)
                 (11)     Memorandum describing issuance, transfer and
                            redemption procedures.(8)


         2. Opinion and Consent of D. Russell Morgan, Assistant General Counsel, as to the legality of the securities being offered.

         3.     Not Applicable.
         4.     Not Applicable.
         5.     Not Applicable.


         6. Opinion and Consent of Elizabeth H. MacGowan, F.S.A., M.A.A.A., Actuary & Vice President - Product Development as to actuarial matters pertaining to the securities being registered.


         7.      (a)      Consent of PricewaterhouseCoopers LLP, Auditors

                 (b)      Consent of Sutherland Asbill & Brennan LLP.






         8.      Powers of Attorney for Directors.

                 A.  Robert E. Boardman(5)            D. Thomas H. MacLeay (12)
                 B.  A. Gary Shilling (9)


                 C.  Jeremiah E. Casey (12)



------------------

(1) Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-67003) for National Variable Life Insurance Account (COLI) filed on February
         11, 1999.

(2) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed February 25, 1999.

(3) Incorporated herein by reference to Post Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak) filed March 12, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement filed April 30, 1997 for National Variable Life Insurance Account (VariTrak) (File No. 33-91938)

(5) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement filed April 30, 1997 for National Variable Life Insurance Account (VariTrak) (File No. 33-91938).


(6)      Incorporated herein by reference to Post-Effective Amendment
         No. 3 to the Form S-6 Registration Statement for National Variable
         Life Insurance Account (VariTrak) filed May 1, 1998 (File No. 33-91938)

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National Variable Life Insurance Accent (Varitrak) filed February 26, 1999


(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) filed April 30, 1999


(9) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) filed March 1, 2001.


(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider) filed
         May 1, 2001.

(11) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form S-6 Registration Statement for National Variable LIfe Insurance Account (Varitrak) (File No. 33-91938) filed May 1, 2001.


(12) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) (File No. 33-91938) filed May 1, 2002.


(13) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form S-6 Registration Statement for National Variable Life Insurance Account (VariTrak) (File No. 33-91938), filed June 28, 2002.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, the Registrant, National Variable Life Insurance Account, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 30th day of August, 2002.


                             NATIONAL VARIABLE LIFE
                         INSURANCE ACCOUNT (Registrant)

                       By: NATIONAL LIFE INSURANCE COMPANY






Attest:  /S/ CHRISTOPHER M. NERONHA         By:  /S/ THOMAS H. MACLEAY
        -----------------------------            ---------------------
           Christopher M. Neronha                Thomas H. MacLeay
           Assistant Secretary                   Chairman, President and
                                                 Chief Executive Officer

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, National Life Insurance Company certifies that National Variable Life Insurance Account meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal fixed and attested, in the City of Montpelier and the State of Vermont, on the 30th day of August, 2002.

                         NATIONAL LIFE INSURANCE COMPANY
(SEAL)                                                               (Depositor)



Attest: /S/ CHRISTOPHER M. NERONHA                 By: /S/ THOMAS H. MACLEAY
        -----------------------------                  ---------------------
           Christopher M. Neronha                      Thomas H. MacLeay
           Assistant Secretary                         Chairman, President and
                                                       Chief Executive Officer


           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                     TITLE                                    DATE
---------                     -----                                    ----


/S/ THOMAS H. MACLEAY         Chairman of the Board,            August 30, 2002
---------------------
Thomas H. MacLeay             President & Chief Executive
                              Officer


/S/ EDWARD J. BONACH          Executive Vice President &        August 30, 2002
--------------------
Edward J. Bonach              Chief Financial Officer


ROBERT E. BOARDMAN*           Director                          August 30, 2002
------------------
Robert E. Boardman


JEREMIAH E. CASEY*            Director                          August 30, 2002
-----------------
Jeremiah E. Casey


A. GARY SHILLING*             Director                          August 30, 2002
----------------
A. Gary Shilling



*By_/S/ RODNEY A. BUCK                                    Date: August 30, 2002
   -------------------                                          ---------------
      Rodney A. Buck
      Pursuant to Power of Attorney

                                  Exhibit Index




                                  Exhibit Index

2          Opinion and Consent of D. Russell Morgan, Assistant General Counsel

6          Opinion and Consent of Elizabeth H. MacGowan, Actuary

7(a)       Consent of PricewaterhouseCoopers LLP, Auditors

7(b)       Consent of Sutherland Asbill & Brennan LLP